UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR
Certified Shareholder Report of
Registered Management Investment Companies

Investment Company Act File Number: 811-03734

EuroPacific Growth Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Mark D. Perlow
K&L Gates LLP
Four Embarcadero Center, Suite 1200
San Francisco, California  94111
(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

[logo - American Funds®]

The right choice for the long term®

EuroPacific Growth Fund

[photo – hands holding a primitive vase]

Semi-annual report for the six months ended September 30, 2008

EuroPacific Growth Fund® seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin. More than half of the world’s investment opportunities can be found beyond the borders of our country. As a shareholder in the fund, you have access to what we believe are the best of those opportunities.

This fund is one of the 31 American Funds. American Funds is one of the nation’s largest mutual fund families. For more than 75 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2008:

Class A shares	1 year	5 years	10 years

Reflecting 5.75% maximum sales charge	–29.67%	10.74%	8.39%

The total annual fund operating expense ratio for Class A shares as of the most recent fiscal year-end was 0.79%. This figure does not reflect a fee waiver currently in effect; therefore, the actual expense ratio is lower.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect actual expenses, with the waiver applied. Fund results would have been lower without the waiver. Please see the Financial Highlights table on pages 22 to 25 for details.

Results for other share classes can be found on page 28.

Investing outside the United States may be subject to additional risks, such as currency fluctuations and political instability, which are detailed in the fund’s prospectus.

Fellow shareholders:

[photo – hands holding a primitive vase]

The last day of EuroPacific Growth Fund’s current reporting period, September 30, 2008, came amid one of the most turbulent periods in market history. The fund recorded a total return of –20.0% for the six months, as markets around the world grappled with a deepening financial shock.

EuroPacific’s return, while negative, was better than the –22.5% return of the unmanaged MSCI ACWI (All Country World Index) ex USA, which measures 47 country indexes in developed and developing countries. The fund’s return was also better than the Lipper International Funds Average, which saw a –22.2% return over the same period.

We want to take a moment to reiterate our focus on fundamental company research and long-term investing. Even during periods of shocking market gyrations such as today, we do not change our basic approach. Well-researched stock selection is always our top priority, in any market environment. However, in recent weeks, markets have traded on fear and panic, not on fundamentals. In this period, most companies — both those with strong balance sheets and those with weak ones — saw their stocks drop in the global panic. However, we continue to invest in companies outside the United States that we believe are most likely to negotiate periods of uncertainty and thrive in the years to come.

[Begin Sidebar]
Results at a glance

For periods ended September 30, 2008, with all distributions reinvested

	Total returns		Average annual total returns
					Lifetime
	6 months	1 year	5 years	10 years	(since 4/16/84)

EuroPacific Growth Fund
(Class A shares)	–20.0%	–25.4%	12.1%	9.0%	12.4%

MSCI ACWI (All Country World
Index) ex USA[1,2]	–22.5	–30.0	11.8	6.8	—

Lipper International Funds
Average[3]	–22.2	–30.5	9.4	6.1	9.9

MSCI EAFE (Europe,
Australasia, Far East) Index[1]	–22.0	–30.1	10.2	5.4	9.9

[1] Indexes are unmanaged.
[2] The index did not exist prior to December 31, 1987.
[3] Source: Lipper. Lipper averages do not reflect the effect of sales charges.
[End Sidebar]

The events that challenged global markets in the period included the rescue of Fannie Mae and Freddie Mac by U.S. regulators, the bankruptcy of Lehman Brothers, Bank of America’s purchase of Merrill Lynch and the government takeover of insurance giant AIG. The crisis spread from one region to the next, freezing interbank lending and crippling world markets for credit and credit insurance. Asian and European stock markets suffered steep losses in the period. Russia suspended share-trading for a few days and propped up its three largest banks with an infusion of $44 billion. The U.S. government took aggressive action, approving a new banking law that gives the Treasury power to purchase bank assets up to $700 billion, with the goal of increasing the liquidity of the financial system. Central banks around the world are working to unlock the credit markets and, perhaps more importantly, to renew confidence. Shortly after the close of the fund’s fiscal period, the U.S. Federal Reserve, European Central Bank, Bank of England, Bank of Canada and other central banks worldwide announced coordinated cuts in target interest rates, in a dramatic action to help stem the global financial disturbance.

Declining global markets
Among the fund’s top 10 equity holdings, only two stocks posted gains: pharmaceutical company Novartis (2.1%) and business software provider SAP (8.0%). In fact, only 14 stocks out of the fund’s more than 300 equity holdings saw positive returns for the six months. Those included China-based Internet company Tencent Holdings (26.6%), power producer British Energy Group (4.7%) and oil producer Canadian Natural Resources (0.5%).

In a market that punished most stocks regardless of quality, the fund’s holdings in financials (15.0% of total fund assets), energy (8.1%) and utilities (3.9%) hurt the return for the period. Telecommunications (10.4% of total fund assets), consumer staples (7.8%) and information technology (7.5%) holdings held up slightly better than the broad market during the six months. In general, companies in France, Germany and Japan* were slightly more resilient to the decline than international stocks as a whole. Meanwhile, those in India, Russia and Korea were among the hardest hit in the period. See the table on page 3 for full details of where the fund’s assets were invested.

EuroPacific Growth Fund continued to be more heavily invested in European stocks than Asian stocks. Holdings in Japan and the United Kingdom remained at relatively low levels, while holdings in continental Europe increased during the period. The fund’s holdings in developing-market stocks remained a consistently meaningful percentage of fund assets throughout the six months.

*Country returns are based on MSCI indexes, expressed in U.S. dollars, and assume reinvestment of dividends, unless otherwise noted.

[Begin Sidebar]
Where the fund’s assets are invested (percent invested by country)

EuroPacific invests primarily in the stocks of companies based in Europe and the Pacific Basin.[1]

	EuroPacific Growth Fund		MSCI ACWI ex USA Index[2]
	(9/30/08)	(3/31/08)	(9/30/08)
Europe

Euro zone[3]	33.1%	32.3%	25.7%
Switzerland	7.7	6.8	5.8
United Kingdom	7.2	7.0	16.0
Russia	2.7	2.7	1.6
Denmark	1.7	2.1	.7
Sweden	1.7	1.7	1.6
Norway	.8	1.1	.6
Turkey	.3	—	.3
Hungary	.2	—	.2
Other Europe	.2	.6	.5
	55.6	54.3	53.0

Pacific Basin

Japan	7.5	7.8	16.4
Mexico	3.2	2.5	1.0
South Korea	2.8	4.4	2.5
Canada	2.7	2.1	7.4
Taiwan	2.6	3.7	1.9
Australia	2.0	1.7	4.7
China	1.8	1.0	2.7
Hong Kong	1.3	1.1	1.5
Singapore	1.0	1.0	.9
Philippines	.3	.3	.1
Other Pacific Basin	.7	.9	1.1
	25.9	26.5	40.2
Other

Brazil	2.9	3.3	2.8
India	2.0	2.9	1.3
South Africa	1.4	1.4	1.4
Israel	.9	—	.5
Other countries	.1	.8	.8
	7.3	8.4	6.8

Short-term securities & other assets less liabilities	11.2	10.8	—

Total	100.0%	100.0%	100.0%

[1] A country is considered part of the Pacific Basin if any of its borders touches the Pacific Ocean.
[2] Weighted by market capitalization.
[3] Countries using the common currency, the euro, are: Austria, Belgium, Cyprus, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Malta, the Netherlands, Portugal, Slovenia and Spain.
[End Sidebar]

Looking ahead

Although the immediate economic outlook is murky, we believe that stock valuations are at very attractive levels and corporate balance sheets in aggregate are strong. With the overall decline in global markets, many public companies appear to be selling well below the value of their assets. For example, the yield on the European stock market (excluding financials) is currently greater than that offered by government bonds, a situation not seen before. In Japan, corporate balance sheets in general are in a very strong position. Indeed, many large Japanese blue-chip companies have considerable net cash reserves — in some cases equivalent to 50% of their market capitalization. Examples such as these lead us to believe that the upcoming period could be a productive one for long-term investment. Although we see this as evidence of light through the clouds, we continue to position the fund conservatively to protect against risks.

We are carefully monitoring companies as the world economy faces several crises. There are many indications that a U.S. recession could spill out into the rest of the world, and it is likely that U.S. problems could impact the economies and companies of other countries. On the whole, inflation has become less of a concern, and although commodity prices are volatile, they have been lower. It will take time for the global markets to respond to the crisis and sort through the changes in the financial systems. Industry consolidation that might have taken as much as a decade under more benign circumstances was compressed into weeks, and most business models that relied on short-term funding have been thwarted from growing. The crisis of confidence has spread to other industries, and indeed, entire economies are feeling the impact of what began last year in the mortgage industry.

We expect the road to recovery will not be without rough patches. However, we believe that over time, well-diversified portfolios managed by prudent organizations can provide long-term strength and stability. We have the courage to stay focused, not solely on the markets, but on the research process that has been the backbone of our shareholders’ success for decades. We thank you for your own courage amid troubled times and for your conviction in the long-term benefits of our investment philosophy.

Sincerely,

/s/ Gina H. Despres
Gina H. Despres
Vice Chairman of the Board

/s/ Mark Denning
Mark Denning
President

November 7, 2008

For current information about the fund, visit americanfunds.com.

Summary investment portfolio, September 30, 2008
unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on a fund’s principal holdings.  For details on how to obtain a complete schedule of portfolio holdings, please see the inside back cover.

[begin pie chart]
Industry sector diversification (percent of net assets)
Financials	15.03%
Health care	11.86
Telecommunication services	10.42
Consumer discretionary	8.19
Energy	8.11
Other industries	35.10
Preferred stocks	0.04
Bonds & notes	0.06
Short-term securities & other assets less liabilities	11.19
[end pie chart]

Country diversification (percent of net assets)
Euro zone *	33.1
Switzerland	7.7
Japan	7.5
United Kingdom	7.2
Mexico	3.2
Brazil	2.9
South Korea	2.8
Canada	2.7
Russia	2.7
Taiwan	2.6
Other countries	16.4
Short-term securities & other assets less liabilities	11.2

* Countries using the euro as a common currency; those represented in the portfolio are Austria, Belguim, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain.

Common stocks - 88.71%	Shares	Value (000)	Percent of net assets

Financials - 15.03%
Banco Santander, SA (1)	105,483,105	$1,595,623	1.74%
AXA SA (1)	40,208,514	1,317,217	1.44
BNP Paribas SA (1)	7,028,320	675,176	.74
HSBC Holdings PLC (United Kingdom) (1)	19,281,258	312,441
HSBC Holdings PLC (Hong Kong) (1)	15,390,930	242,966	.61
Erste Bank der oesterreichischen Sparkassen AG (1)	9,909,591	499,092	.55
Other securities		9,111,155	9.95
		13,753,670	15.03

Health care - 11.86%
Roche Holding AG (1)	17,677,550	2,759,381	3.01
Bayer AG, non-registered shares (1)	37,222,650	2,715,058	2.97
Novo Nordisk A/S, Class B (1)	26,822,967	1,373,383	1.50
Novartis AG (1)	25,706,320	1,346,375	1.47
Teva Pharmaceutical Industries Ltd. (ADR)	18,398,100	842,449	.92
Other securities		1,821,914	1.99
		10,858,560	11.86

Telecommunication services - 10.42%
América Móvil, SAB de CV, Series L (ADR)	36,228,700	1,679,563
América Móvil, SAB de CV, Series L	28,940,000	66,199	1.91
Vodafone Group PLC (1)	504,824,931	1,115,917	1.22
Koninklijke KPN NV (1)	58,996,900	849,742	.93
MTN Group Ltd. (1)	58,609,000	830,934	.91
Bharti Airtel Ltd. (1) (2)	27,832,491	473,374	.52
Singapore Telecommunications Ltd. (1)	206,403,075	472,869	.52
Other securities		4,045,855	4.41
		9,534,453	10.42

Consumer discretionary - 8.19%
Honda Motor Co., Ltd. (1)	29,766,250	884,943	.97
Industria de Diseno Textil, SA (1)	20,373,120	868,487	.95
Toyota Motor Corp. (1)	13,086,700	556,173	.61
Daimler AG (1)	9,813,778	495,636
Daimler AG (New York registered)	250,000	12,625	.55
Renault SA (1)	6,545,765	422,671	.46
Other securities		4,256,638	4.65
		7,497,173	8.19

Energy - 8.11%
OAO Gazprom (ADR) (1)	48,215,000	1,549,421	1.69
Petróleo Brasileiro SA - Petrobras, ordinary nominative (ADR)	23,366,340	1,026,951
Petróleo Brasileiro SA - Petrobras, preferred nominative (ADR)	715,860	26,788	1.15
TOTAL SA (1)	9,798,984	590,761	.65
Canadian Natural Resources, Ltd.	8,461,300	581,670	.64
Royal Dutch Shell PLC, Class B (1)	15,457,435	438,778
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	90,549	.58
OAO LUKOIL (ADR) (1)	8,361,100	503,355	.55
Other securities		2,616,670	2.85
		7,424,943	8.11

Industrials - 8.06%
Schneider Electric SA (1)	10,178,907	882,303	.96
Siemens AG (1)	8,583,500	805,027	.88
Vallourec SA (1)	2,566,470	557,799	.61
Sandvik AB (1)	51,629,000	546,784	.60
Ryanair Holdings PLC (ADR) (2) (3)	19,373,900	434,557	.47
Other securities		4,148,208	4.54
		7,374,678	8.06

Consumer staples - 7.75%
Nestlé SA (1)	30,247,000	1,309,993	1.43
Groupe Danone SA (1)	10,816,664	765,920	.84
L'Oréal SA (1)	7,377,259	727,979	.79
Tesco PLC (1)	103,953,061	723,364	.79
InBev (1)	7,942,048	468,493	.51
Diageo PLC (1)	25,156,500	426,101	.47
Other securities		2,672,680	2.92
		7,094,530	7.75

Information technology - 7.52%
SAP AG (1)	17,130,000	919,193
SAP AG (ADR)	4,537,500	242,439	1.27
Taiwan Semiconductor Manufacturing Co. Ltd. (1)	389,588,260	639,079
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,215,964	95,724	.80
Samsung Electronics Co., Ltd. (1)	1,359,600	626,398	.69
HTC Corp. (1) (3)	38,373,100	547,720	.60
Nokia Corp. (1)	19,611,000	365,342
Nokia Corp. (ADR)	7,468,900	139,295	.55
Other securities		3,305,300	3.61
		6,880,490	7.52

Materials - 6.25%
Linde AG (1)	5,896,900	631,940	.69
POSCO (1)	1,527,000	564,737	.62
Other securities		4,524,183	4.94
		5,720,860	6.25

Utilities - 3.88%
GDF Suez (1)	14,046,617	734,475	.80
E.ON AG (1)	13,908,000	703,846	.77
British Energy Group PLC (1)	37,702,454	511,125	.56
Other securities		1,603,394	1.75
		3,552,840	3.88

Miscellaneous - 1.64%
Other common stocks in initial period of acquisition		1,497,222	1.64

Total common stocks (cost: $80,504,606,000)		81,189,419	88.71

Preferred stocks - 0.04%

Financials - 0.04%
Other securities		36,640	.04

Total preferred stocks (cost: $50,001,000)		36,640	.04

Rights - 0.00%

Miscellaneous - 0.00%
Other rights in initial period of acquisition		1,968	.00

Total rights (cost: $0)		1,968	.00

Bonds & notes - 0.06%

Other - 0.06%
Other securities		50,442	.06

Total bonds & notes (cost: $55,955,000)		50,442	.06

Short-term securities - 11.22%	Principal amount (000)

U.S. Treasury Bills 1.49%-1.925% due 10/2/2008-2/26/2009	$1,460,700	1,457,990	1.59
Federal Home Loan Bank 2.04%-3.31% due 10/3/2008-3/10/2009	1,439,641	1,435,694	1.57
Freddie Mac 2.06%-2.70% due 10/20-12/15/2008	1,296,295	1,293,085	1.41
Fannie Mae 2.07%-2.70% due 10/1-12/22/2008	987,574	985,673	1.08
American Honda Finance Corp. 2.20%-2.23% due 10/16-11/19/2008	320,746	319,863	.35
Nestlé Capital Corp. 2.01%-2.31% due 10/14/2008-1/21/2009 (4)	236,000	234,829
Alcon Capital Corp. 2.10% due 11/10/2008 (4)	47,700	47,558	.31
Novartis Finance Corp. 2.10%-2.20% due 10/30-11/21/2008 (4)	151,200	150,608	.16
Other securities		4,351,415	4.75

Total short-term securities (cost: $10,277,695,000)		10,276,715	11.22

Total investment securities (cost: $90,888,257,000)		91,555,184	100.03
Other assets less liabilities		(27,840)	(.03)

Net assets		$91,527,344	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company.
The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended September 30, 2008, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 9/30/08 (000)

HTC Corp. (1)	25,558,000	16,643,100	3,828,000	38,373,100	$ 27,101	$ 547,720
Ryanair Holdings PLC (ADR) (2)	19,373,900	-	-	19,373,900	-	434,557
UCB SA (1)	11,908,290	-	179,362	11,728,928	14,538	416,666
Nobel Biocare Holding AG (1)	908,464	6,894,842	-	7,803,306	3,638	261,976
Hirose Electric Co., Ltd. (1)	2,547,000	-	-	2,547,000	1,790	243,424
Techtronic Industries Co. Ltd. (1)	86,710,000	-	-	86,710,000	500	79,766
Acer Inc. (1) (5)	136,488,101	1,471,428	49,102,838	88,856,691	9,299	-
Chuo Mitsui Trust Holdings, Inc. (5)	64,238,000	-	64,238,000	-	-	-
Continental AG (5)	8,280,790	698,000	8,978,790	-	21,978	-
Mondi PLC (5)	19,197,500	-	19,197,500	-	4,821	-
ProSiebenSAT.1 Media AG, nonvoting preferred (1) (5)	7,110,000	-	3,360,000	3,750,000	11,675	-
Public Power Corp. SA (1) (5)	11,646,727	-	451,324	11,195,403	1,815	-
					$ 97,155	$ 1,984,109

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $70,693,336,000, which represented 77.24% of the net assets of the fund.

(2) Security did not produce income during the last 12 months.
(3) Represents an affiliated company as defined under the Investment Company Act of 1940.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $3,083,806,000, which represented 3.37% of the net assets of the fund.

(5) Unaffiliated issuer at 9/30/2008.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities		unaudited
at September 30, 2008	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $88,467,012)	$89,571,075
Affiliated issuers (cost: $2,421,245)	1,984,109	$91,555,184
Cash denominated in currencies other than U.S. dollars
(cost: $26,835)		26,693
Cash		10,758
Unrealized gain on forward currency contracts		28,174
Receivables for:
Sales of investments	347,604
Sales of fund's shares	177,234
Dividends and interest	221,017	745,855
		92,366,664
Liabilities:
Payables for:
Purchases of investments	274,819
Repurchases of fund's shares	493,186
Investment advisory services	30,817
Services provided by affiliates	34,052
Trustees' deferred compensation	3,181
Other	3,265	839,320
Net assets at September 30, 2008		$91,527,344

Net assets consist of:
Capital paid in on shares of beneficial interest		$86,744,547
Undistributed net investment income		1,652,644
Undistributed net realized gain		2,443,702
Net unrealized appreciation		686,451
Net assets at September 30, 2008		$91,527,344

(dollars and shares in thousands, except per-share amounts)
Shares of beneficial interest issued and outstanding (no stated par value) - unlimited shares authorized (2,452,735 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$43,624,238	1,163,791	$37.48
Class B	1,263,119	34,326	36.80
Class C	3,142,142	86,336	36.39
Class F-1	8,259,417	221,357	37.31
Class F-2	446,426	11,905	37.50
Class 529-A	671,191	18,024	37.24
Class 529-B	87,489	2,401	36.43
Class 529-C	264,146	7,263	36.37
Class 529-E	37,331	1,012	36.90
Class 529-F-1	44,034	1,181	37.28
Class R-1	181,332	5,004	36.24
Class R-2	1,058,455	29,102	36.37
Class R-3	5,519,983	149,982	36.80
Class R-4	9,490,983	256,848	36.95
Class R-5	17,437,058	464,203	37.56
(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $39.77 and $39.51, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended September 30, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S.
taxes of $255,463; also includes
$97,155 from affiliates)	$2,019,280
Interest	131,510	$2,150,790

Fees and expenses*:
Investment advisory services	236,920
Distribution services	148,473
Transfer agent services	29,094
Administrative services	32,877
Reports to shareholders	2,228
Registration statement and prospectus	3,373
Postage, stationery and supplies	2,777
Trustees' compensation	(67)
Auditing and legal	57
Custodian	11,986
Other	42
Total fees and expenses before waiver	467,760
Less investment advisory services waiver	23,692
Total fees and expenses after waiver		444,068
Net investment income		1,706,722

Net realized loss and unrealized
depreciation on investments
and currency:
Net realized loss on:
Investments (including $276,081 net loss from affiliates)	(732,749)
Currency transactions	(36,238)	(768,987)
Net unrealized (depreciation) appreciation on:
Investments	(24,176,551)
Currency translations	24,502	(24,152,049)
Net realized loss and
unrealized depreciation
on investments and currency		(24,921,036)
Net decrease in net assets resulting
from operations		$(23,214,314)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Six months ended September 30, 2008*	Year ended March 31, 2008
Operations:
Net investment income	$1,706,722	$2,093,494
Net realized (loss) gain on investments and
currency transactions	(768,987)	9,586,162
Net unrealized depreciation
on investments and currency translations	(24,152,049)	(5,297,662)
Net (decrease) increase in net assets
resulting from operations	(23,214,314)	6,381,994

Dividends and distributions paid to
shareholders
Dividends from net investment income	-	(2,229,069)

Distributions from net realized gain
on investments	-	(8,184,379)
Total dividends and distributions paid
to shareholders	-	(10,413,448)

Net capital share transactions	(33,878)	14,630,777

Total (decrease) increase in net assets	(23,248,192)	10,599,323

Net assets:
Beginning of period	114,775,536	104,176,213
End of period (including
undistributed and distributions in excess of
net investment income: $1,652,644 and $(54,078), respectively)	$91,527,344	$114,775,536

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
                                                                                                                 unaudited

1. Organization and significant accounting policies

Organization – EuroPacific Growth Fund (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks long-term capital appreciation by investing primarily in the securities of companies based in Europe and the Pacific Basin.

The fund offers 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”). In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund’s prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Forward currency contracts – The fund may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The fund enters into these contracts to manage its exposure to changes in exchange rates arising from investments denominated in currencies other than U.S. dollars. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates. Due to these risks, the fund could incur losses up to the entire contract amount, which may exceed the net unrealized value shown on the accompanying financial statements. On a daily basis, the fund values forward currency contracts based on the applicable exchange rates and records unrealized gains or losses. The fund records realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables for sales or payables for purchases of investment securities in the statement of assets and liabilities.

2. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The price of securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations. The growth-oriented, equity-type securities generally purchased by the fund may involve large price swings and potential for loss.

Investments in securities issued by entities based outside the United States may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delay in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

3. Taxation and distributions

Federal income taxation - The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended September 30, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004, by state tax authorities for tax years before 2003 and by tax authorities outside the U.S. for tax years before 2001.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on realized and unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities. For the six months ended September 30, 2008, there were no non-U.S. taxes paid on realized gains. As of September 30, 2008, there were no non-U.S. taxes provided on unrealized gains.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; and unrealized appreciation of certain investments in securities outside the U.S. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of March 31, 2008, the fund had tax basis undistributed ordinary income of $197,144,000, currency loss deferrals (realized during the period November 1, 2007, through March 31, 2008) of $19,047,000 and undistributed long-term capital gains of $3,252,385,000.

As of September 30, 2008, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$12,446,413
Gross unrealized depreciation on investment securities	(12,076,583)
Net unrealized appreciation on investment securities	369,830
Cost of investment securities	91,185,354

No distributions were paid to shareholders during the six month ended September 30, 2008. The tax character of distributions paid to shareholders during the year ended March 31, 2008, was as follows (dollars in thousands):

Share class	Ordinary income	Long-term capital gains	Total distributions paid

Class A	$1,167,078	$4,213,545	$5,380,623
Class B	23,244	131,749	154,993
Class C	52,409	299,432	351,841
Class F-1	195,993	709,861	905,854
Class 529-A	14,493	52,632	67,125
Class 529-B	1,259	7,566	8,825
Class 529-C	3,746	21,866	25,612
Class 529-E	720	3,077	3,797
Class 529-F-1	1,021	3,411	4,432
Class R-1	2,306	12,678	14,984
Class R-2	16,094	92,884	108,978
Class R-3	127,609	542,968	670,577
Class R-4	205,109	753,852	958,961
Class R-5	417,988	1,338,858	1,756,846
Total	$2,229,069	$8,184,379	$10,413,448

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.397% on such assets in excess of $115 billion.  CRMC is currently waiving 10% of investment advisory services fees. During the six months ended September 30, 2008, total investment advisory services fees waived by CRMC were $23,692,000. As a result, the fee shown on the accompanying financial statements of $236,920,000, which was equivalent to an annualized rate of 0.421%, was reduced to $213,228,000, or 0.379% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of trustees has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of September 30, 2008, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described on the previous page for the six months ended September 30, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$66,769	$28,370	Not applicable	Not applicable	Not applicable
Class B	8,246	724	Not applicable	Not applicable	Not applicable
Class C	19,814	Included in administrative services	$2,268	$282	Not applicable
Class F-1	12,772		6,112	461	Not applicable
Class F-2†	Not applicable		66	6	Not applicable
Class 529-A	764		314	42	$397
Class 529-B	527		42	14	53
Class 529-C	1,577		125	34	158
Class 529-E	112		18	2	22
Class 529-F-1	-		20	2	26
Class R-1	1,076		111	30	Not applicable
Class R-2	4,808		942	1,709	Not applicable
Class R-3	18,301		3,616	1,068	Not applicable
Class R-4	13,707		7,877	102	Not applicable
Class R-5	Not applicable		6,903	55	Not applicable
Total	$148,473	$29,094	$28,414	$3,807	$656
† Class F-2 was offered beginning August 1, 2008.

Trustees’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of ($67,000), shown on the accompanying financial statements, includes $178,000 in current fees (either paid in cash or deferred) and a net decrease of $245,000 in the value of the deferred amounts.

Affiliated officers and trustees – Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on April 1, 2008. FAS 157 requires the fund to classify its assets and liabilities based on valuation method using three levels. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.  The following table presents the fund’s valuation levels as of September 30, 2008 (dollars in thousands):

	Investment securities		Forward currency contracts
Level 1 – Quoted prices	$10,547,728
Level 2 – Other significant observable inputs	80,975,454	*	$28,174	†
Level 3 – Significant unobservable inputs	32,002
Total	$91,555,184

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended September 30, 2008 (dollars in thousands):

Beginning value at 4/1/2008	$-
Net transfers into Level 3	32,002
Ending value at 9/30/2008	$32,002

* Includes certain securities trading primarily outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
† Net unrealized appreciation on forward currency contracts is not included in the summary investment portfolio.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended September 30, 2008
Class A	$3,335,825	73,083	$-	-	$(5,988,703)	(136,085)	$(2,652,878)	(63,002)
Class B	83,150	1,836	-	-	(262,154)	(5,980)	(179,004)	(4,144)
Class C	287,119	6,410	-	-	(413,245)	(9,755)	(126,126)	(3,345)
Class F-1	1,904,178	41,950	-	-	(1,809,231)	(42,136)	94,947	(186)
Class F-2†	509,780	12,265	-	-	(14,048)	(360)	495,732	11,905
Class 529-A	78,588	1,734	-	-	(29,509)	(677)	49,079	1,057
Class 529-B	6,597	148	-	-	(3,635)	(85)	2,962	63
Class 529-C	32,162	727	-	-	(17,132)	(401)	15,030	326
Class 529-E	3,871	86	-	-	(1,891)	(43)	1,980	43
Class 529-F-1	6,505	143	-	-	(2,435)	(54)	4,070	89
Class R-1	65,688	1,460	-	-	(27,786)	(648)	37,902	812
Class R-2	222,149	5,047	-	-	(188,257)	(4,347)	33,892	700
Class R-3	1,271,080	28,366	-	-	(1,932,760)	(44,295)	(661,680)	(15,929)
Class R-4	2,412,148	54,427	-	-	(1,532,770)	(35,192)	879,378	19,235
Class R-5	4,104,660	91,356	-	-	(2,133,822)	(48,230)	1,970,838	43,126
Total net increase
(decrease)	$14,323,500	319,038	$-	-	$(14,357,378)	(328,288)	$(33,878)	(9,250)

Year ended March 31, 2008
Class A	$8,974,111	175,762	$5,084,576	97,312	$(12,394,368)	(244,286)	$1,664,319	28,788
Class B	228,910	4,560	148,566	2,879	(251,107)	(5,087)	126,369	2,352
Class C	865,400	17,372	336,601	6,593	(586,970)	(11,971)	615,031	11,994
Class F-1	3,195,982	63,620	795,906	15,300	(1,930,614)	(38,373)	2,061,274	40,547
Class 529-A	199,305	3,946	67,120	1,292	(44,306)	(880)	222,119	4,358
Class 529-B	17,676	356	8,824	173	(5,231)	(106)	21,269	423
Class 529-C	79,000	1,595	25,606	502	(22,495)	(456)	82,111	1,641
Class 529-E	10,012	200	3,797	73	(3,122)	(63)	10,687	210
Class 529-F-1	14,387	285	4,432	85	(5,218)	(103)	13,601	267
Class R-1	95,361	1,934	14,948	294	(47,160)	(951)	63,149	1,277
Class R-2	546,756	11,042	108,925	2,135	(398,814)	(8,108)	256,867	5,069
Class R-3	3,104,305	61,709	670,402	13,038	(2,757,473)	(55,406)	1,017,234	19,341
Class R-4	5,085,720	101,445	958,504	18,601	(3,262,932)	(64,766)	2,781,292	55,280
Class R-5	8,505,982	165,682	1,736,435	33,233	(4,546,962)	(90,558)	5,695,455	108,357
Total net increase
(decrease)	$30,922,907	609,508	$9,964,642	191,510	$(26,256,772)	(521,114)	$14,630,777	279,904

(*) Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008

7. Forward currency contracts

As of September 30, 2008, the fund had open forward currency contract(s) to sell currencies as follows (amounts in thousands):

	Contract amount		U.S. valuation at September 30, 2008

				Unrealized
	Receive	Deliver	Amount	appreciation

Sales:

British pounds
expiring 10/31/2008 - 2/13/2009	$435,892	£231,797	$412,859	$23,033

Euros
expiring 2/11/2009	70,000	€45,963	64,859	5,141

Forward currency contracts - net				$28,174

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $20,887,563,000 and $17,386,586,000, respectively, during the six months ended September 30, 2008.

Financial highlights (1)

			(Loss) income from investment operations (2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 9/30/2008	(5)	$46.83	$.70	$(10.05)	$(9.35)	$ -	$ -	$ -	$37.48	(19.97)%	$43,624.80%		(6)	.76%	(6)	3.08%	(6)
Year ended 3/31/2008		47.92	.95	2.60	3.55	(1.01)	(3.63)	(4.64)	46.83	6.40	57,445.79			.74		1.87
Year ended 3/31/2007		44.20	.71	6.49	7.20	(.77)	(2.71)	(3.48)	47.92	16.63	57,407.79			.75		1.54
Year ended 3/31/2006		35.63	.62	9.99	10.61	(.72)	(1.32)	(2.04)	44.20	30.25	50,209.81			.76		1.58
Year ended 3/31/2005		32.26	.43	3.45	3.88	(.51)	-	(.51)	35.63	12.08	37,515.83			.82		1.31
Year ended 3/31/2004		20.78	.29	11.50	11.79	(.31)	-	(.31)	32.26	57.11	32,759.87			.87		1.08
Class B:
Six months ended 9/30/2008	(5)	46.14	.53	(9.87)	(9.34)	-	-	-	36.80	(20.24)	1,263	1.55	(6)	1.50	(6)	2.37	(6)
Year ended 3/31/2008		47.31	.56	2.54	3.10	(.64)	(3.63)	(4.27)	46.14	5.60	1,775	1.52		1.48		1.12
Year ended 3/31/2007		43.71	.35	6.42	6.77	(.46)	(2.71)	(3.17)	47.31	15.78	1,709	1.54		1.50		.78
Year ended 3/31/2006		35.29	.32	9.88	10.20	(.46)	(1.32)	(1.78)	43.71	29.32	1,394	1.55		1.51		.82
Year ended 3/31/2005		32.00	.18	3.41	3.59	(.30)	-	(.30)	35.29	11.24	954	1.58		1.56		.55
Year ended 3/31/2004		20.65	.08	11.41	11.49	(.14)	-	(.14)	32.00	55.95	737	1.62		1.62		.31
Class C:
Six months ended 9/30/2008	(5)	45.64	.51	(9.76)	(9.25)	-	-	-	36.39	(20.27)	3,142	1.59	(6)	1.54	(6)	2.29	(6)
Year ended 3/31/2008		46.85	.53	2.53	3.06	(.64)	(3.63)	(4.27)	45.64	5.57	4,093	1.57		1.53		1.06
Year ended 3/31/2007		43.35	.31	6.35	6.66	(.45)	(2.71)	(3.16)	46.85	15.65	3,640	1.62		1.58		.69
Year ended 3/31/2006		35.04	.27	9.82	10.09	(.46)	(1.32)	(1.78)	43.35	29.21	2,697	1.64		1.60		.71
Year ended 3/31/2005		31.81	.14	3.40	3.54	(.31)	-	(.31)	35.04	11.16	1,546	1.67		1.65		.44
Year ended 3/31/2004		20.58	.06	11.37	11.43	(.20)	-	(.20)	31.81	55.76	939	1.70		1.70		.19
Class F-1:
Six months ended 9/30/2008	(5)	46.62	.68	(9.99)	(9.31)	-	-	-	37.31	(19.97)	8,259.83		(6)	.79	(6)	3.02	(6)
Year ended 3/31/2008		47.73	.92	2.60	3.52	(1.00)	(3.63)	(4.63)	46.62	6.38	10,328.81			.77		1.81
Year ended 3/31/2007		44.05	.69	6.47	7.16	(.77)	(2.71)	(3.48)	47.73	16.59	8,639.82			.78		1.50
Year ended 3/31/2006		35.52	.59	9.97	10.56	(.71)	(1.32)	(2.03)	44.05	30.22	6,686.84			.80		1.50
Year ended 3/31/2005		32.18	.40	3.45	3.85	(.51)	-	(.51)	35.52	12.01	3,901.90			.89		1.20
Year ended 3/31/2004		20.75	.27	11.48	11.75	(.32)	-	(.32)	32.18	57.02	2,449.92			.92		.97
Class F-2:
Period from 8/1/2008 to 9/30/2008	(5)	43.75	.10	(6.35)	(6.25)	-	-	-	37.50	(14.29)	447.11			.10		.24
Class 529-A:
Six months ended 9/30/2008	(5)	46.53	.68	(9.97)	(9.29)	-	-	-	37.24	(19.96)	671.84		(6)	.80	(6)	3.00	(6)
Year ended 3/31/2008		47.66	.90	2.60	3.50	(1.00)	(3.63)	(4.63)	46.53	6.34	789.83			.79		1.78
Year ended 3/31/2007		44.00	.67	6.48	7.15	(.78)	(2.71)	(3.49)	47.66	16.59	601.83			.79		1.45
Year ended 3/31/2006		35.49	.58	9.97	10.55	(.72)	(1.32)	(2.04)	44.00	30.21	387.85			.80		1.47
Year ended 3/31/2005		32.15	.39	3.46	3.85	(.51)	-	(.51)	35.49	12.04	197.91			.89		1.18
Year ended 3/31/2004		20.74	.27	11.47	11.74	(.33)	-	(.33)	32.15	57.00	104.91			.91		.98
Class 529-B:
Six months ended 9/30/2008	(5)	45.71	.49	(9.77)	(9.28)	-	-	-	36.43	(20.30)	88	1.66	(6)	1.62	(6)	2.19	(6)
Year ended 3/31/2008		46.93	.48	2.53	3.01	(.60)	(3.63)	(4.23)	45.71	5.47	107	1.66		1.61		.97
Year ended 3/31/2007		43.42	.28	6.37	6.65	(.43)	(2.71)	(3.14)	46.93	15.60	90	1.67		1.63		.63
Year ended 3/31/2006		35.09	.25	9.82	10.07	(.42)	(1.32)	(1.74)	43.42	29.10	64	1.71		1.67		.64
Year ended 3/31/2005		31.86	.10	3.40	3.50	(.27)	-	(.27)	35.09	11.01	39	1.80		1.79		.30
Year ended 3/31/2004		20.61	.02	11.38	11.40	(.15)	-	(.15)	31.86	55.61	24	1.83		1.83		.06
Class 529-C:
Six months ended 9/30/2008	(5)	45.63	.48	(9.74)	(9.26)	-	-	-	36.37	(20.30)	264	1.66	(6)	1.62	(6)	2.19	(6)
Year ended 3/31/2008		46.87	.48	2.53	3.01	(.62)	(3.63)	(4.25)	45.63	5.47	317	1.65		1.61		.96
Year ended 3/31/2007		43.38	.28	6.37	6.65	(.45)	(2.71)	(3.16)	46.87	15.62	248	1.67		1.63		.62
Year ended 3/31/2006		35.08	.24	9.83	10.07	(.45)	(1.32)	(1.77)	43.38	29.11	164	1.70		1.66		.63
Year ended 3/31/2005		31.86	.10	3.40	3.50	(.28)	-	(.28)	35.08	11.02	88	1.79		1.78		.31
Year ended 3/31/2004		20.61	.02	11.39	11.41	(.16)	-	(.16)	31.86	55.66	50	1.82		1.82		.07
Class 529-E:
Six months ended 9/30/2008	(5)	46.17	.60	(9.87)	(9.27)	-	-	-	36.90	(20.08)	37	1.15	(6)	1.11	(6)	2.70	(6)
Year ended 3/31/2008		47.34	.74	2.57	3.31	(.85)	(3.63)	(4.48)	46.17	6.00	45	1.14		1.10		1.47
Year ended 3/31/2007		43.75	.52	6.43	6.95	(.65)	(2.71)	(3.36)	47.34	16.21	36	1.15		1.11		1.14
Year ended 3/31/2006		35.33	.45	9.91	10.36	(.62)	(1.32)	(1.94)	43.75	29.77	24	1.18		1.13		1.13
Year ended 3/31/2005		32.04	.28	3.43	3.71	(.42)	-	(.42)	35.33	11.63	12	1.26		1.24		.84
Year ended 3/31/2004		20.69	.17	11.44	11.61	(.26)	-	(.26)	32.04	56.45	7	1.28		1.28		.61

Class 529-F-1:
Six months ended 9/30/2008	(5)	$46.54	$.72	$(9.98)	$(9.26)	$ -	$ -	$ -	$37.28	(19.90)%	$44.65%		(6)	.61%	(6)	3.18%	(6)
Year ended 3/31/2008		47.65	.99	2.62	3.61	(1.09)	(3.63)	(4.72)	46.54	6.55	51.64			.60		1.96
Year ended 3/31/2007		43.98	.74	6.49	7.23	(.85)	(2.71)	(3.56)	47.65	16.79	39.65			.61		1.61
Year ended 3/31/2006		35.45	.64	9.96	10.60	(.75)	(1.32)	(2.07)	43.98	30.39	23.70			.66		1.63
Year ended 3/31/2005		32.13	.36	3.44	3.80	(.48)	-	(.48)	35.45	11.89	12	1.01		.99		1.09
Year ended 3/31/2004		20.74	.24	11.48	11.72	(.33)	-	(.33)	32.13	56.79	6	1.02		1.02		.82
Class R-1:
Six months ended 9/30/2008	(5)	45.45	.49	(9.70)	(9.21)	-	-	-	36.24	(20.26)	181	1.59	(6)	1.54	(6)	2.25	(6)
Year ended 3/31/2008		46.71	.49	2.54	3.03	(.66)	(3.63)	(4.29)	45.45	5.52	190	1.61		1.57		.99
Year ended 3/31/2007		43.29	.28	6.38	6.66	(.53)	(2.71)	(3.24)	46.71	15.68	136	1.62		1.58		.61
Year ended 3/31/2006		35.04	.26	9.82	10.08	(.51)	(1.32)	(1.83)	43.29	29.16	66	1.65		1.61		.66
Year ended 3/31/2005		31.89	.11	3.43	3.54	(.39)	-	(.39)	35.04	11.18	29	1.72		1.68		.34
Year ended 3/31/2004		20.67	.04	11.41	11.45	(.23)	-	(.23)	31.89	55.72	8	1.82		1.71		.15
Class R-2:
Six months ended 9/30/2008	(5)	45.62	.50	(9.75)	(9.25)	-	-	-	36.37	(20.28)	1,059	1.62	(6)	1.58	(6)	2.24	(6)
Year ended 3/31/2008		46.84	.50	2.54	3.04	(.63)	(3.63)	(4.26)	45.62	5.51	1,296	1.61		1.57		1.01
Year ended 3/31/2007		43.36	.30	6.35	6.65	(.46)	(2.71)	(3.17)	46.84	15.66	1,093	1.67		1.59		.66
Year ended 3/31/2006		35.07	.26	9.83	10.09	(.48)	(1.32)	(1.80)	43.36	29.20	735	1.76		1.60		.68
Year ended 3/31/2005		31.86	.14	3.41	3.55	(.34)	-	(.34)	35.07	11.17	375	1.90		1.64		.42
Year ended 3/31/2004		20.64	.05	11.40	11.45	(.23)	-	(.23)	31.86	55.78	174	2.08		1.67		.17
Class R-3:
Six months ended 9/30/2008	(5)	46.04	.63	(9.87)	(9.24)	-	-	-	36.80	(20.07)	5,520	1.08	(6)	1.04	(6)	2.82	(6)
Year ended 3/31/2008		47.20	.78	2.54	3.32	(.85)	(3.63)	(4.48)	46.04	6.05	7,639	1.11		1.07		1.55
Year ended 3/31/2007		43.64	.52	6.41	6.93	(.66)	(2.71)	(3.37)	47.20	16.20	6,918	1.15		1.10		1.14
Year ended 3/31/2006		35.23	.46	9.89	10.35	(.62)	(1.32)	(1.94)	43.64	29.85	4,336	1.15		1.11		1.18
Year ended 3/31/2005		31.96	.30	3.42	3.72	(.45)	-	(.45)	35.23	11.68	2,321	1.18		1.16		.89
Year ended 3/31/2004		20.68	.15	11.45	11.60	(.32)	-	(.32)	31.96	56.46	1,052	1.29		1.29		.51
Class R-4:
Six months ended 9/30/2008	(5)	46.17	.67	(9.89)	(9.22)	-	-	-	36.95	(19.97)	9,491.85		(6)	.80	(6)	2.99	(6)
Year ended 3/31/2008		47.31	.88	2.60	3.48	(.99)	(3.63)	(4.62)	46.17	6.32	10,970.85			.81		1.75
Year ended 3/31/2007		43.69	.64	6.45	7.09	(.76)	(2.71)	(3.47)	47.31	16.61	8,627.87			.82		1.41
Year ended 3/31/2006		35.25	.57	9.91	10.48	(.72)	(1.32)	(2.04)	43.69	30.20	5,352.87			.83		1.45
Year ended 3/31/2005		31.95	.39	3.44	3.83	(.53)	-	(.53)	35.25	12.04	2,668.90			.88		1.17
Year ended 3/31/2004		20.63	.27	11.41	11.68	(.36)	-	(.36)	31.95	57.00	1,106.92			.92		.92
Class R-5:
Six months ended 9/30/2008	(5)	46.86	.75	(10.05)	(9.30)	-	-	-	37.56	(19.85)	17,437.53		(6)	.48	(6)	3.30	(6)
Year ended 3/31/2008		47.94	1.05	2.63	3.68	(1.13)	(3.63)	(4.76)	46.86	6.64	19,731.55			.50		2.05
Year ended 3/31/2007		44.22	.78	6.53	7.31	(.88)	(2.71)	(3.59)	47.94	16.91	14,993.57			.52		1.70
Year ended 3/31/2006		35.64	.69	10.02	10.71	(.81)	(1.32)	(2.13)	44.22	30.56	9,059.58			.53		1.74
Year ended 3/31/2005		32.26	.50	3.47	3.97	(.59)	-	(.59)	35.64	12.38	4,507.59			.58		1.51
Year ended 3/31/2004		20.78	.35	11.51	11.86	(.38)	-	(.38)	32.26	57.49	2,473.61			.61		1.27

		Year ended March 31
	Six months ended September 30, 2008(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	17%	38%	27%	35%	30%	25%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

Expense example
unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2008, through September 30, 2008).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses paid during period" to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually) that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would also be lower by the amount of these fees.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning account value 4/1/2008	Ending account value 9/30/2008	Expenses paid during period*	Annualized expense ratio

Class A -- actual return	$1,000.00	$800.35	$3.43	.76%
Class A -- assumed 5% return	1,000.00	1,021.26	3.85	.76
Class B -- actual return	1,000.00	797.57	6.76	1.50
Class B -- assumed 5% return	1,000.00	1,017.55	7.59	1.50
Class C -- actual return	1,000.00	797.34	6.94	1.54
Class C -- assumed 5% return	1,000.00	1,017.35	7.79	1.54
Class F-1 -- actual return	1,000.00	800.30	3.57	.79
Class F-1 -- assumed 5% return	1,000.00	1,021.11	4.00	.79
Class F-2 -- actual return †	1,000.00	857.14	.95	.62
Class F-2 -- assumed 5% return †	1,000.00	1,021.96	3.14	.62
Class 529-A -- actual return	1,000.00	800.36	3.61	.80
Class 529-A -- assumed 5% return	1,000.00	1,021.06	4.05	.80
Class 529-B -- actual return	1,000.00	796.98	7.30	1.62
Class 529-B -- assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class 529-C -- actual return	1,000.00	797.05	7.30	1.62
Class 529-C -- assumed 5% return	1,000.00	1,016.95	8.19	1.62
Class 529-E -- actual return	1,000.00	799.22	5.01	1.11
Class 529-E -- assumed 5% return	1,000.00	1,019.50	5.62	1.11
Class 529-F-1 -- actual return	1,000.00	801.04	2.75	.61
Class 529-F-1 -- assumed 5% return	1,000.00	1,022.01	3.09	.61
Class R-1 -- actual return	1,000.00	797.35	6.94	1.54
Class R-1 -- assumed 5% return	1,000.00	1,017.35	7.79	1.54
Class R-2 -- actual return	1,000.00	797.23	7.12	1.58
Class R-2 -- assumed 5% return	1,000.00	1,017.15	7.99	1.58
Class R-3 -- actual return	1,000.00	799.30	4.69	1.04
Class R-3 -- assumed 5% return	1,000.00	1,019.85	5.27	1.04
Class R-4 -- actual return	1,000.00	800.30	3.61	.80
Class R-4 -- assumed 5% return	1,000.00	1,021.06	4.05	.80
Class R-5 -- actual return	1,000.00	801.53	2.17	.48
Class R-5 -- assumed 5% return	1,000.00	1,022.66	2.43	.48

*The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
† The period for the “annualized expense ratio” and “actual return” line is based on the number of days from August 1, 2008 (the initial sale of the share class) through September 30, 2008, and accordingly, is not representative of a full period. The “assumed 5% return” line is based on 183 days.

Other share class results
unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended September 30, 2008:

	1 year	5 years	Life of class
Class B shares — first sold 3/15/00
Reflecting applicable contingent deferred sales
charge (CDSC), maximum of 5%, payable only if
shares are sold within six years of purchase	–29.33%	10.98%	2.12%
Not reflecting CDSC	–25.91	11.24	2.12

Class C shares — first sold 3/15/01
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–26.63	11.15	6.28
Not reflecting CDSC	–25.95	11.15	6.28

Class F-1 shares[1] — first sold 3/15/01
Not reflecting annual asset-based fee charged by
sponsoring firm	–25.38	12.02	7.13

Class F-2 shares[1] — first sold 8/1/08
Not reflecting annual asset-based fee charged by
sponsoring firm	—	—	–14.29	[2]

Class 529-A shares[3] — first sold 2/15/02
Reflecting 5.75% maximum sales charge	–29.68	10.69	8.58
Not reflecting maximum sales charge	–25.38	12.01	9.56

Class 529-B shares[3] — first sold 2/19/02
Reflecting applicable CDSC, maximum of 5%,
payable only if shares are sold within six years
of purchase	–29.42	10.78	8.93
Not reflecting CDSC	–26.00	11.05	8.93

Class 529-C shares[3] — first sold 2/15/02
Reflecting CDSC, maximum of 1%, payable only if
shares are sold within one year of purchase	–26.68	11.06	8.62
Not reflecting CDSC	–25.99	11.06	8.62

Class 529-E shares[1,3] — first sold 3/7/02	–25.62	11.64	8.43

Class 529-F-1 shares[1,3] — first sold 9/16/02
Not reflecting annual asset-based fee charged by
sponsoring firm	–25.25	12.11	13.14

[1] These shares are sold without any initial or contingent deferred sales charge.
[2] Results are cumulative total returns; they are not annualized.
[3] Results shown do not reflect the $10 initial account setup fee and an annual $10 account maintenance fee.

The fund’s investment adviser waived 5% of its management fees from September 1, 2004, through March 31, 2005, and increased the waiver to 10% on April 1, 2005. Fund results shown reflect the waiver, without which they would have been lower. Please see the Financial Highlights table on pages 22 to 25 for details.

For information regarding the differences among the various share classes, please refer to the fund’s prospectus.

Offices of the fund and of the investment adviser
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

6455 Irvine Center Drive
Irvine, CA 92618

Transfer agent for shareholder accounts
American Funds Service Company
(Please write to the address near you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel
K&L Gates LLP
55 Second Street, Suite 1700
San Francisco, CA 94105

Independent registered public accounting firm
Deloitte & Touche LLP
695 Town Center Drive
Suite 1200
Costa Mesa, CA 92626-7188

Principal underwriter
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Guidelines” — which describes how we vote proxies relating to portfolio securities — is available free of charge on the U.S. Securities and Exchange Commission (SEC) website at sec.gov, on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC and American Funds websites.

A complete September 30, 2008, portfolio of EuroPacific Growth Fund’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

EuroPacific Growth Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. (800/SEC-0330). Additionally, the list of portfolio holdings also is available by calling AFS.

This report is for the information of shareholders of EuroPacific Growth Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2008, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo - American Funds®]

The right choice for the long term®

What makes American Funds different?

For more than 75 years, we have followed a consistent philosophy to benefit our investors. Our 31 carefully conceived, broadly diversified funds, in addition to the target date retirement series, offer opportunities that have attracted over 50 million shareholder accounts.

Our unique combination of strengths includes these five factors:

•	A long-term, value-oriented approach
We seek to buy securities at reasonable prices relative to their prospects and hold them for the long term.

•	An extensive global research effort
Our investment professionals travel the world to find the best investment opportunities and gain a comprehensive understanding of companies and markets.

•	The multiple portfolio counselor system

Our unique method of portfolio management, developed 50 years ago, blends teamwork with individual accountability and has provided American Funds with a sustainable method of achieving fund objectives.

•	Experienced investment professionals
American Funds portfolio counselors have an average of 26 years of investment experience, providing a wealth of knowledge and experience that few organizations have.

•	A commitment to low operating expenses
The American Funds provide exceptional value for shareholders, with operating expenses that are among the lowest in the mutual fund industry.

American Funds span a range of investment objectives

•	Growth funds
AMCAP Fund®
>	EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World FundSM
SMALLCAP World Fund®

•	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income FundSM
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM

•	Equity-income funds
Capital Income Builder®
The Income Fund of America®

•	Balanced fund
American Balanced Fund®

•	Bond funds
American High-Income TrustSM
The Bond Fund of AmericaSM
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of AmericaSM
U.S. Government Securities FundSM

•	Tax-exempt bond funds
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of AmericaSM
The Tax-Exempt Bond Fund of America®

State-specific tax-exempt funds
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®

•	Money market funds
The Cash Management Trust of America®
The Tax-Exempt Money Fund of AmericaSM
The U.S. Treasury Money Fund of AmericaSM

•	American Funds Target Date Retirement Series®

The Capital Group Companies

American Funds    Capital Research and Management    Capital International    Capital Guardian    Capital Bank and Trust

Lit. No. MFGESR-916-1108P

Litho in USA BG/ALD/8082-S16779

Printed on paper containing 10% post-consumer waste

Printed with inks containing soy and/or vegetable oil

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

[logo – American Funds®]

EuroPacific Growth Fund®
Investment portfolio

September 30, 2008
unaudited

Common stocks — 88.71%	Shares	Value (000)

FINANCIALS — 15.03%
Banco Santander, SA1	105,483,105	$1,595,623
AXA SA1	40,208,514	1,317,217
BNP Paribas SA1	7,028,320	675,176
HSBC Holdings PLC (United Kingdom)[1]	19,281,258	312,441
HSBC Holdings PLC (Hong Kong)[1]	15,390,930	242,966
Erste Bank der oesterreichischen Sparkassen AG1	9,909,591	499,092
Banco Bradesco SA, preferred nominative	22,996,722	373,893
QBE Insurance Group Ltd.[1]	15,641,758	338,128
Sun Hung Kai Properties Ltd.[1]	32,728,000	336,119
ING Groep NV, depository receipts[1]	14,247,747	309,714
National Bank of Greece SA1	7,409,600	304,368
Société Générale[1]	3,341,761	303,132
UniCredit SpA[1]	72,758,840	268,622
Kookmin Bank[1]	5,373,410	245,511
Shinhan Financial Group Co., Ltd.[1]	6,310,000	227,627
Housing Development Finance Corp. Ltd.[1]	4,729,346	220,820
Sberbank (Savings Bank of the Russian Federation) (GDR)[1]	825,935	219,752
Industrial and Commercial Bank of China Ltd., Class H1	356,250,000	212,251
Mitsubishi Estate Co., Ltd.[1]	10,375,000	204,088
Macquarie Group Ltd.[1]	6,431,600	200,847
AMP Ltd.[1]	34,424,518	197,021
Oversea-Chinese Banking Corp. Ltd.[1]	38,500,000	195,098
Fairfax Financial Holdings Ltd. (CAD denominated)	500,000	160,627
Fairfax Financial Holdings Ltd.	94,114	30,916
Unibanco-União de Bancos Brasileiros SA, units (GDR)	1,840,000	185,693
Investor AB, Class B1	9,653,000	180,095
Prudential PLC[1]	19,150,500	176,380
Sampo Oyj, Class A1	7,688,722	175,461
Barclays PLC[1]	28,050,000	170,498
Banco Bilbao Vizcaya Argentaria, SA1	10,358,100	167,797
Bank of China Ltd., Class H1	424,000,000	162,594
Türkiye Garanti Bankasi AS1,2	67,850,000	161,066
HDFC Bank Ltd.[1]	5,921,258	158,844
Royal Bank of Scotland Group PLC[1]	45,120,957	149,553
Unibail-Rodamco, non-registered shares[1]	719,000	146,369
Bank of Nova Scotia	3,200,000	144,646
Banco do Brasil SA, ordinary nominative	12,030,500	143,822
State Bank of India[1]	4,281,336	136,022
TrygVesta A/S1	1,991,000	127,993
Ayala Land, Inc.[1]	631,283,600	125,836
Mitsui Sumitomo Insurance Group Holdings, Inc.[1]	3,576,000	121,062
Skandinaviska Enskilda Banken AB, Class A1	7,560,000	118,606
Ping An Insurance (Group) Co. of China, Ltd.[1]	17,593,500	102,963
CapitaMall Trust, units[1]	63,533,000	101,279
Westfield Group[1]	7,172,277	97,889
Topdanmark A/S1,2	673,550	96,309
PartnerRe Holdings Ltd.	1,395,000	94,986
PT Bank Mandiri (Persero) Tbk[1]	330,055,000	91,775
Grupo Financiero Banorte, SAB de CV, Series O	28,785,478	91,570
Swire Pacific Ltd., Class A1	10,270,000	90,542
Türkiye Is Bankasi AS, Class C1	20,500,000	85,220
UBS AG1	4,616,506	79,914
ICICI Bank Ltd.[1]	4,750,000	55,853
ICICI Bank Ltd. (ADR)	1,000,000	23,520
DBS Group Holdings Ltd[1]	6,675,000	78,998
Unione di Banche Italiane Scpa[1]	3,365,000	73,410
Samsung Fire & Marine Insurance Co., Ltd.[1]	400,000	70,230
Commerzbank AG1	4,701,000	70,148
Banco Comercial Português, SA1	42,000,000	68,605
ORIX Corp.[1]	532,000	65,855
DnB NOR ASA[1]	7,300,000	56,333
Swedbank AB1	4,250,000	55,904
Allianz SE1	401,000	55,111
China Life Insurance Co. Ltd., Class H1	14,585,000	54,010
Brookfield Asset Management Inc., Class A	1,823,625	49,270
Daito Trust Construction Co., Ltd.[1]	1,315,000	49,217
Banco Itaú Holding Financeira SA, preferred nominative	2,892,600	48,489
Credit Suisse Group AG1	1,000,000	47,675
Kotak Mahindra Bank Ltd.[1]	3,550,000	43,111
Hypo Real Estate Holding AG1	6,791,264	39,798
GuangZhou R&F Properties Co., Ltd., Class H1	28,541,200	26,687
Ayala Corp.[1]	4,058,412	25,477
Korea Exchange Bank[1]	1,769,260	16,367
Hana Financial Holdings[1]	159,370	3,769
		13,753,670

HEALTH CARE — 11.86%
Roche Holding AG1	17,677,550	2,759,381
Bayer AG, non-registered shares[1]	37,222,650	2,715,058
Novo Nordisk A/S, Class B1	26,822,967	1,373,383
Novartis AG1	25,706,320	1,346,375
Teva Pharmaceutical Industries Ltd. (ADR)	18,398,100	842,449
UCB SA1,3	11,728,928	416,666
Merck KGaA[1]	2,913,558	312,563
Nobel Biocare Holding AG1,3	7,803,306	261,976
Daiichi Sankyo Co., Ltd.[1]	6,934,900	177,208
Richter Gedeon NYRT[1]	849,000	155,803
AstraZeneca PLC (Sweden)[1]	2,900,000	128,369
Smith & Nephew PLC[1]	10,010,100	105,573
Lonza Group Ltd.[1]	669,276	83,348
Essilor[1]	1,427,000	71,307
Elan Corp., PLC (ADR)[2]	6,000,000	64,020
Straumann Holding AG1	164,000	45,081
		10,858,560

TELECOMMUNICATION SERVICES — 10.42%
América Móvil, SAB de CV, Series L (ADR)	36,228,700	1,679,563
América Móvil, SAB de CV, Series L	28,940,000	66,199
Vodafone Group PLC[1]	504,824,931	1,115,917
Koninklijke KPN NV1	58,996,900	849,742
MTN Group Ltd.[1]	58,609,000	830,934
Bharti Airtel Ltd.[1,2]	27,832,491	473,374
Singapore Telecommunications Ltd.[1]	206,403,075	472,869
KDDI Corp.[1]	73,150	410,120
Telefónica, SA1	15,275,000	364,895
Teléfonos de México, SAB de CV, Class L (ADR)	11,913,351	306,769
Telenor ASA[1]	24,915,330	306,047
Chunghwa Telecom Co., Ltd. (ADR)[2]	10,937,623	258,894
Chunghwa Telecom Co., Ltd.[1,2]	8,659,800	20,231
France Télécom SA1	8,716,000	243,909
Telekomunikacja Polska SA1	24,216,227	231,419
Perusahaan Perseroan (Persero) PT Telekomunikasi Indonesia Tbk, Class B1	246,563,200	185,455
TIM Participações SA, preferred nominative (ADR)	8,060,917	168,151
Philippine Long Distance Telephone Co.[1]	2,976,260	167,992
Portugal Telecom, SGPS, SA1	15,795,000	159,697
Telekom Austria AG, non-registered shares[1]	7,421,203	130,692
Telstra Corp. Ltd.[1]	38,830,000	130,258
Telmex Internacional, SAB de CV, Class L (ADR)	10,000,000	130,000
NTT DoCoMo, Inc.[1]	78,953	127,446
China Unicom Ltd.[1]	83,480,000	126,417
Iliad SA1	1,497,000	124,284
China Mobile Ltd.[1]	11,700,000	117,171
Orascom Telecom Holding SAE (GDR)[1]	3,085,492	109,976
SOFTBANK CORP.[1]	7,365,000	95,296
China Netcom Group Corp. (Hong Kong) Ltd. (ADR)	1,592,800	72,441
Joint-Stock Financial Corp. Sistema (GDR)[1]	3,472,000	58,295
		9,534,453

CONSUMER DISCRETIONARY — 8.19%
Honda Motor Co., Ltd.[1]	29,766,250	884,943
Industria de Diseno Textil, SA1	20,373,120	868,487
Toyota Motor Corp.[1]	13,086,700	556,173
Daimler AG1	9,813,778	495,636
Daimler AG (New York registered)	250,000	12,625
Renault SA1	6,545,765	422,671
Cie. Générale des Établissements Michelin, Class B1	6,380,000	418,290
British Sky Broadcasting Group PLC[1]	45,477,805	338,396
adidas AG1	5,062,000	271,668
OPAP (Greek Organization of Football Prognostics) SA1	8,701,490	266,158
Continental AG1,2	2,509,500	249,244
Fiat SpA[1]	18,168,393	242,083
Esprit Holdings Ltd.[1]	37,652,700	231,384
Yamada Denki Co., Ltd.[1]	2,785,000	211,373
Vivendi SA1	6,320,317	197,641
Nikon Corp.[1]	8,220,000	195,587
Mediaset SpA[1]	27,444,198	173,722
Marks and Spencer Group PLC[1]	40,291,134	145,845
Cie. Financière Richemont SA, Class A, units[1]	3,225,000	143,427
GOME Electrical Appliances Holding Ltd.[1]	456,301,000	133,230
Porsche Automobil Holding SE, nonvoting preferred[1]	1,182,621	126,420
Hyundai Motor Co.[1]	1,500,000	94,685
Grupo Televisa, SAB, ordinary participation certificates (ADR)	4,000,000	87,480
Kingfisher PLC[1]	35,677,216	84,647
Techtronic Industries Co. Ltd.[1,3]	86,710,000	79,766
JCDecaux SA1	3,528,700	78,060
Carnival PLC[1]	2,500,000	74,973
Suzuki Motor Corp.[1]	3,946,333	73,354
H & M Hennes & Mauritz AB, Class B1	1,675,000	68,017
GEOX SpA[1]	6,352,000	61,470
News Corp., Class A	4,152,946	49,794
Swatch Group Ltd, non-registered shares[1]	178,070	33,005
Swatch Group Ltd[1]	126,956	4,203
Hyundai Mobis Co., Ltd.[1]	451,350	35,140
Carphone Warehouse Group PLC[1]	8,500,000	26,224
ProSiebenSAT.1 Media AG, nonvoting preferred[1]	3,750,000	25,670
DSG International PLC[1]	25,345,000	21,880
Li & Fung Ltd.[1]	5,650,000	13,802
		7,497,173

ENERGY — 8.11%
OAO Gazprom (ADR)[1]	48,215,000	1,549,421
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	23,366,340	1,026,951
Petróleo Brasileiro SA – Petrobras, preferred nominative (ADR)	715,860	26,788
Royal Dutch Shell PLC, Class B1	15,457,435	438,778
Royal Dutch Shell PLC, Class A1	5,000,000	144,725
Royal Dutch Shell PLC, Class B (ADR)	1,586,078	90,549
Royal Dutch Shell PLC, Class A (ADR)	1,000,000	59,010
TOTAL SA1	9,798,984	590,761
Canadian Natural Resources, Ltd.	8,461,300	581,670
OAO LUKOIL (ADR)[1]	8,361,100	503,355
Saipem SpA, Class S1	12,666,566	375,379
Eni SpA[1]	9,894,000	260,967
China National Offshore Oil Corp.[1]	215,288,100	247,102
SK Energy Co., Ltd.[1]	3,040,225	229,817
Oil & Natural Gas Corp. Ltd.[1]	9,687,000	217,105
Reliance Industries Ltd.[1]	4,622,000	195,324
StatoilHydro ASA[1]	6,478,320	154,300
Sasol Ltd.[1]	3,518,000	149,613
OGX Petróleo e Gás Participações SA, ordinary nominative[2]	625,100	127,122
Suncor Energy Inc.	3,010,000	124,720
Nexen Inc.	4,021,777	93,547
Woodside Petroleum Ltd.[1]	1,945,813	79,995
Petro-Canada	2,300,000	76,674
PetroChina Co. Ltd., Class H1	46,600,000	49,268
Oil and Gas Development Co. Ltd.[1]	33,000,000	32,002
		7,424,943

INDUSTRIALS — 8.06%
Schneider Electric SA1	10,178,907	882,303
Siemens AG1	8,583,500	805,027
Vallourec SA1	2,566,470	557,799
Sandvik AB1	51,629,000	546,784
Ryanair Holdings PLC (ADR)[2,3]	19,373,900	434,557
FANUC LTD[1]	5,147,500	388,653
ABB Ltd[1,2]	16,780,000	322,349
Mitsubishi Corp.[1]	11,740,000	244,548
Qantas Airways Ltd.[1]	82,969,628	210,246
SMC Corp.[1]	1,804,500	188,975
ALSTOM SA1	2,328,000	175,429
AB Volvo, Class B1	19,110,000	173,155
Gamesa Corporación Technologica, SA1	4,825,800	165,658
Orkla AS1	17,000,000	156,103
Scania AB, Class B1	11,909,700	146,456
Scania AB, Class A1	449,780	5,495
European Aeronautic Defence and Space Co. EADS NV1	8,540,000	147,658
Air France[1]	6,008,668	138,507
Finmeccanica SpA[1]	5,896,000	126,717
Capita Group PLC[1]	9,837,005	122,336
KONE Oyj, Class B1	4,438,000	121,419
Geberit AG1	858,501	105,874
Deutsche Post AG1	4,995,500	105,298
Komatsu Ltd.[1]	6,466,000	104,768
Nippon Express Co., Ltd.[1]	22,890,000	102,399
Deutsche Lufthansa AG1	5,000,000	98,283
Atlas Copco AB, Class A1	8,274,600	94,581
Wolseley PLC[1]	12,120,523	92,362
SUEZ Environnement Co.[1,2]	3,630,425	90,437
Bharat Heavy Electricals Ltd.[1]	2,583,550	89,264
Tata Motors Ltd.[1]	10,500,076	78,249
Hays PLC[1]	48,076,956	69,177
Embraer – Empresa Brasileira de Aeronáutica SA, ordinary nominative (ADR)	2,500,000	67,525
Toll Holdings Ltd.[1]	9,367,940	52,517
Wienerberger AG1	1,777,632	48,284
MAN AG1	705,000	47,323
Asciano Ltd., units[1]	12,418,149	32,397
Metso Oyj[1]	1,250,000	30,725
China International Marine Containers (Group) Co., Ltd., Class B1	7,369,680	5,041
		7,374,678

CONSUMER STAPLES — 7.75%
Nestlé SA1	30,247,000	1,309,993
Groupe Danone SA1	10,816,664	765,920
L’Oréal SA1	7,377,259	727,979
Tesco PLC[1]	103,953,061	723,364
InBev[1]	7,942,048	468,493
Diageo PLC[1]	25,156,500	426,101
Shoppers Drug Mart Corp.	8,600,000	415,868
Koninklijke Ahold NV1	35,017,705	403,763
Unilever NV, depository receipts[1]	9,985,000	281,884
Wal-Mart de México, SAB de CV, Series V	64,835,718	222,137
SABMiller PLC[1]	11,146,000	217,849
METRO AG1	3,060,000	153,149
IOI Corp. Bhd.[1]	118,840,000	146,312
Shinsegae Co., Ltd.[1]	288,823	136,248
Woolworths Ltd.[1]	6,090,626	131,735
British American Tobacco PLC (United Kingdom)[1]	3,325,400	108,722
Imperial Tobacco Group PLC[1]	3,292,500	105,848
Pernod Ricard Co.[1]	941,785	82,739
Unilever PLC[1]	2,526,750	68,632
Coca-Cola Hellenic Bottling Co. SA1	3,000,000	64,899
ITC Ltd.[1]	11,472,373	46,167
Foster’s Group Ltd.[1]	10,000,000	43,706
Fomento Económico Mexicano, SAB de CV (ADR)	1,128,000	43,022
		7,094,530

INFORMATION TECHNOLOGY — 7.52%
SAP AG1	17,130,000	919,193
SAP AG (ADR)	4,537,500	242,439
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	389,588,260	639,079
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	10,215,964	95,724
Samsung Electronics Co., Ltd.[1]	1,359,600	626,398
Samsung Electronics Co., Ltd., nonvoting preferred[1]	48,800	15,484
HTC Corp.[1,3]	38,373,100	547,720
Nokia Corp.[1]	19,611,000	365,342
Nokia Corp. (ADR)	7,468,900	139,295
HOYA CORP.[1]	21,136,800	419,157
Hon Hai Precision Industry Co., Ltd.[1]	116,626,841	413,994
Canon, Inc.[1]	10,595,200	396,515
Murata Manufacturing Co., Ltd.[1]	8,727,400	350,531
Hirose Electric Co., Ltd.[1,3]	2,547,000	243,424
Hynix Semiconductor Inc.[1,2]	13,395,000	224,349
STMicroelectronics NV1	15,000,000	152,306
Acer Inc.[1]	88,856,691	151,376
Konica Minolta Holdings, Inc.[1]	12,585,000	145,203
Keyence Corp.[1]	454,000	90,393
Redecard SA, ordinary nominative	6,510,000	85,112
Ibiden Co., Ltd.[1]	3,435,000	83,752
Rohm Co., Ltd.[1]	1,240,200	68,135
ASML Holding NV1	3,440,222	61,383
ASML Holding NV (New York registered)	189,333	3,334
Nippon Electric Glass Co., Ltd.[1]	6,750,000	61,101
Delta Electronics, Inc.[1]	20,812,101	53,910
AU Optronics Corp.[1]	46,335,128	52,140
NHN Corp.[1,2]	350,000	45,150
Toshiba Corp.[1]	10,105,000	43,681
Quanta Computer Inc.[1]	34,100,965	41,306
Mediatek Incorporation[1]	3,945,000	41,101
Tencent Holdings Ltd.[1]	5,340,400	38,481
Chartered Semiconductor Manufacturing Ltd[1,2]	60,000,000	16,089
Nortel Networks Corp.[2]	3,523,600	7,893
		6,880,490

MATERIALS — 6.25%
Linde AG1	5,896,900	631,940
POSCO[1]	1,527,000	564,737
ArcelorMittal[1]	8,307,300	415,230
Syngenta AG1	1,402,315	298,153
Cia. Vale do Rio Doce, ordinary nominative (ADR)	8,000,000	153,200
Cia. Vale do Rio Doce, Class A, preferred nominative (ADR)	7,000,000	123,900
Barrick Gold Corp.	7,489,453	275,162
BASF SE1	5,658,000	270,971
CRH PLC[1]	11,281,433	245,340
CEMEX, SAB de CV, ordinary participation certificates, units (ADR)[2]	14,126,640	243,261
BHP Billiton PLC[1]	10,703,200	242,254
Impala Platinum Holdings Ltd.[1]	11,062,888	224,958
Teck Cominco Ltd., Class B	7,806,000	222,146
Holcim Ltd.[1]	3,028,571	221,899
Shin-Etsu Chemical Co., Ltd.[1]	3,656,100	174,238
Nitto Denko Corp.[1]	6,139,200	156,055
JSC Uralkali (GDR)[1]	4,375,000	137,433
First Quantum Minerals Ltd.	3,407,529	128,356
JSR Corp.[1]	8,645,500	113,711
Aracruz Celulose SA, Class B, preferred nominative (ADR)	2,943,472	108,055
Akzo Nobel NV1	2,165,000	104,012
Yamana Gold Inc.	10,208,000	84,113
Rio Tinto PLC[1]	1,300,000	80,935
Titan Cement Co. SA1	2,283,000	75,127
Rio Tinto Ltd.[1]	990,000	68,153
Grupo México, SAB de CV, Series B	54,060,416	56,635
Stora Enso Oyj, Class R1	5,394,843	53,166
UPM-Kymmene Oyj[1]	3,340,000	52,493
K+S AG1	681,000	47,629
Sumitomo Chemical Co., Ltd.[1]	6,665,000	29,075
Koninklijke DSM NV1	515,979	24,279
Givaudan SA1	28,500	23,665
BlueScope Steel Ltd.[1]	3,339,396	19,690
Sterlite Industries (India) Ltd. (ADS)	2,167,019	19,525
Formosa Plastics Corp.[1]	10,233,000	16,661
Rhodia SA1	945,833	14,703
		5,720,860

UTILITIES — 3.88%
GDF Suez[1]	14,046,617	734,475
E.ON AG1	13,908,000	703,846
British Energy Group PLC[1]	37,702,454	511,125
RWE AG1	3,115,000	299,295
Veolia Environnement[1]	7,072,557	291,453
China Resources Power Holdings Co. Ltd.[1]	125,764,000	272,280
Electricité de France SA1	3,718,000	269,210
Hong Kong and China Gas Co. Ltd.[1]	80,616,250	183,726
Public Power Corp. SA1	11,195,403	173,794
Hongkong Electric Holdings Ltd.[1]	18,050,000	113,636
		3,552,840

MISCELLANEOUS — 1.64%
Other common stocks in initial period of acquisition		1,497,222

Total common stocks (cost: $80,504,606,000)		81,189,419

Preferred stocks — 0.04%

FINANCIALS — 0.04%
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	71,405,000	36,640

Total preferred stocks (cost: $50,001,000)		36,640

		Value
Rights — 0.00%		(000)

MISCELLANEOUS — 0.00%
Other rights in initial period of acquisition		$1,968

Total rights (cost: $0)		1,968

	Principal amount
Bonds & notes — 0.06%	(000)

FINANCIALS — 0.06%
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated) [5]	$6,900	7,086
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[4,5]	23,075	22,057
Woori Bank 6.208% 2067[4,5]	29,750	18,973
Shinhan Bank 5.663% 2035[4]	2,690	1,849
Shinhan Bank 6.819% 2036[4]	600	477
		50,442

Total bonds & notes (cost: $55,955,000)		50,442

Short-term securities — 11.22%

U.S. Treasury Bills 1.49%–1.925% due 10/2/2008–2/26/2009	$1,460,700	1,457,990
Federal Home Loan Bank 2.04%–3.31% due 10/3/2008–3/10/2009	1,439,641	1,435,694
Freddie Mac 2.06%–2.70% due 10/20–12/15/2008	1,296,295	1,293,085
Fannie Mae 2.07%–2.70% due 10/1–12/22/2008	987,574	985,673
American Honda Finance Corp. 2.20%–2.23% due 10/16–11/19/2008	320,746	319,863
Nestlé Capital Corp. 2.01%–2.31% due 10/14/2008–1/21/2009[5]	236,000	234,829
Alcon Capital Corp. 2.10% due 11/10/2008[5]	47,700	47,558
Coca-Cola Co. 2.15%–2.20% due 10/7/2008–1/16/2009[5]	275,000	274,110
Caisse d’Amortissement de la Dette Sociale 2.10%–2.20% due 11/12–12/12/2008	269,000	267,668
Jupiter Securitization Co., LLC 5.50% due 10/1/2008[5]	95,800	95,785
JPMorgan Chase & Co. 2.50%–2.62% due 10/6–11/3/2008	102,100	101,976
Park Avenue Receivables Co., LLC 2.70% due 12/4/2008[5]	50,000	49,611
Toyota Motor Credit Corp. 2.35%–2.54% due 10/15–12/5/2008	173,300	172,592
Toyota Credit de Puerto Rico Corp. 2.40% due 11/4/2008	50,000	49,884
Hewlett-Packard Co. 2.60%–3.00% due 10/23–12/19/2008[5]	219,700	218,814
Procter & Gamble International Funding S.C.A. 2.10%–2.23% due 10/27–12/17/2008[5]	216,000	215,129
Swedish Export Credit Corp. 1.95%–2.36% due 10/2–10/17/2008	204,800	204,706
BASF AG 2.20%–2.31% due 11/5–12/10/2008[5]	189,000	187,756
Bank of America Corp. 2.54%–2.82% due 10/16/2008–1/9/2009	165,600	164,534
General Electric Capital Corp. 2.05% due 12/12/2008	100,000	99,410
Edison Asset Securitization LLC 2.50%–2.54% due 10/23–12/1/2008[5]	59,100	58,754
Export Development Canada 2.10%–2.20% due 10/21–12/12/2008	154,800	154,057
Novartis Finance Corp. 2.10%–2.20% due 10/30–11/21/2008[5]	151,200	150,608
IBM International Group Capital LLC 2.14%–2.34% due 10/1–11/17/2008[5]	100,000	99,765
IBM Capital Inc. 2.15% due 12/10/2008[5]	46,326	45,971
Electricité de France 2.21%–2.32% due 10/17–11/12/2008[5]	145,000	144,657
European Investment Bank 2.17%–2.215% due 10/24–12/8/2008	140,000	139,441
Eksportfinans ASA 2.30%–2.35% due 11/14–12/11/2008[5]	130,500	129,861
AT&T Inc. 2.15%–2.23% due 10/2–12/5/2008 (5)	126,500	126,126
KfW 4(2) CP 2.21%–2.30% due 10/27–12/8/2008[5]	123,800	123,215
Toronto-Dominion Holdings USA Inc. 2.295%–2.375% due 10/8–10/10/2008[5]	100,000	99,942
ING (US) Funding LLC 2.58% due 11/3–11/4/2008	100,000	99,752
Shell International Finance BV 2.08%–2.11% due 11/5–11/13/2008[5]	97,200	96,944
United Parcel Service Inc. 2.01%–2.02% due 12/8–12/9/2008[5]	97,000	96,412
BMW U.S. Capital LLC 2.04% due 10/9–10/10/2008[5]	90,000	89,951
Wal-Mart Stores Inc. 2.00%–2.10% due 11/5–11/10/2008[5]	78,000	77,812
AstraZeneca PLC 2.69% due 12/1/2008[5]	75,800	75,422
Bank of Nova Scotia 2.56% due 10/28/2008	50,000	49,896
Liberty Street Funding Corp. 2.54% due 10/1/2008[5]	25,000	24,998
BP Capital Markets PLC 2.10%–2.20% due 11/19–11/21/2008[5]	75,000	74,733
UBS Finance (Delaware) LLC 2.61% due 10/14/2008	52,400	52,347
HSBC USA Inc. 2.60% due 11/3/2008	50,000	49,877
BNP Paribas Finance Inc. 2.63% due 11/7/2008	50,000	49,861
Rabobank USA Financial Corp. 2.56% due 11/18/2008	50,000	49,779
United Mexican States Government, Series BI 0% due 2/12/2009[1]	MXN56,209	49,679
John Deere Capital Corp. 2.45% due 11/20/2008[5]	$46,000	45,840
Private Export Funding Corp. 2.20% due 10/7/2008[5]	42,000	41,981
Sheffield Receivables Corp. 2.56% due 10/23/2008[5]	40,000	39,932
Pfizer Inc. 2.12% due 12/2/2008[5]	32,700	32,534
Canadian Wheat Board 2.02% due 11/14/2008	30,000	29,901

Total short-term securities (cost: $10,277,695,000)		10,276,715

Total investment securities (cost: $90,888,257,000)		91,555,184
Other assets less liabilities		(27,840)

Net assets		$91,527,344

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,”
 was $70,693,336,000, which represented 77.24% of the net assets of the fund.
2Security did not produce income during the last 12 months.
3Represents an affiliated company as defined under the Investment Company Act of 1940.
4Coupon rate may change periodically.
5Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,083,806,000, which represented 3.37% of the net assets of the fund.

Key to abbreviations
ADR = American Depositary Receipts
ADS = American Depositary Shares
GDR = Global Depositary Receipts
MXN = Mexican pesos

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-916-1108O-S15840

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders.  The procedures are as follows.  The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EUROPACIFIC GROWTH FUND

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: December 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Gina H. Despres
Gina H. Despres, Vice Chairman and Principal Executive Officer

Date: December 8, 2008

By /s/ Bryan K. Nielsen
Bryan K. Nielsen, Treasurer and Principal Financial Officer

Date: December 8, 2008